Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 20. Commitments and Contingencies

From time to time, the Company is subject to various claims and legal proceedings that arise in the ordinary course of business. The Company accrues for losses related to litigation when a potential loss is probable, and the loss can be reasonably estimated. As of March 31, 2023, the Company was not party to any material legal proceedings for which a loss was probable or an amount was accrued.

As of March 31, 2023 and 2022, Enertec’s guarantees balance from Hapoalim bank was $3.8 million and $4.2 million, respectively for project implementation fees which are released upon delivery of the project products to the customer.

Note 20. Commitments and Contingencies

As of December 31, 2022 and 2021, Enertec’s guarantees balance from Hapoalim bank was $3.6 million and $4.1 million, respectively for project implementation fees which are released upon delivery of the project products to the customer.